Initial Public Offering (Details) - $ / shares			9 Months Ended	12 Months Ended
	Feb. 12, 2024	Dec. 29, 2023	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022	[2]
Initial Public Offering [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001 [1]	$ 0.0001	[1],[2]	$ 0.0001
Restriction period for transfer				30 days
Price per public warrant (in Dollars per share)			0.01	$ 0.01
Prior written notice				30 days
Exceeds per share (in Dollars per share)			$ 18	$ 18
Number of shares issued per unit.			5	1
Threshold Period For Not To After Completion Of Initial Business Combination			30 days
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued per unit.			1
Warrant [Member]
Initial Public Offering [Line Items]
Expiration period			5 years
Number of shares issued per unit.			1
Minimum threshold written notice period for redemption of public warrants			30 days
Minimum [Member]
Initial Public Offering [Line Items]
Trading days				20 days
Minimum [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Trading days			20 days
Maximum [Member]
Initial Public Offering [Line Items]
Trading days				30 days
Maximum [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Trading days			30 days
Common Stock [Member]
Initial Public Offering [Line Items]
Price of per unit (in Dollars per share)			$ 0.0001
Number of shares issued per unit.			1	1
Business Combination [Member]
Initial Public Offering [Line Items]
Expiration period				5 years
Business Combination [Member]
Initial Public Offering [Line Items]
Number of shares issued per unit.			1
Rights [Member]
Initial Public Offering [Line Items]
Number of shares issued per unit.			1
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of unit issued		6,900,000	6,900,000	6,900,000
Price of per unit (in Dollars per share)		$ 10
Exercise Price Per Share (in Dollars per share)				$ 11.5
Price of per unit (in Dollars per share)			$ 10
Initial Public Offering [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Price per public warrant (in Dollars per share)			$ 11.5
Purchase each warrant			1
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of unit issued	115,000	800,000	800,000	800,000
Price of per unit (in Dollars per share)		$ 10		$ 10
Price of per unit (in Dollars per share)		$ 10	$ 10

[1]	At December 31, 2023, includes an aggregate of 32,200 Founder Shares subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full. On February 12, 2024, the remainder of the over-allotment option to purchase 115,000 Units expired and 32,200 Founder Shares were forfeited, resulting in the Sponsor holding an aggregate of 1,932,000 Founder Shares (Note 6).
[2]	Includes an aggregate of 32,200 and 256,200 shares of common stock subject to forfeiture, at December 31, 2023 and 2022, respectively, by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 6).